Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands		General Partner Unit Accumulated Other Comprehensive Income (Loss)	General Partner Unit	Common Units ATM	Common Units	Class B Units	Accumulated Other Comprehensive Income (Loss) ATM	Accumulated Other Comprehensive Income (Loss)	ATM	Total
Beginning balance at Dec. 31, 2019			$ 11,155		$ 611,241			$ 0		$ 622,396
Net income (loss)			1,072		56,953			0		58,025
Other comprehensive income			0		0	$ 0		0		0
Cash distributions			(1,332)		(70,804)			0		(72,136)
Ending balance at Dec. 31, 2020			10,895		597,390			0		608,285
Convertible preferred units, beginning balance at Dec. 31, 2019										89,264
Net income										7,200
Cash distributions										(7,200)
Convertible preferred units, ending balance at Dec. 31, 2020										89,264
Net income (loss)			862		45,466	648		0		46,976
Conversion of preferred units to common units					4,856			0		4,856
Partners' Capital Account, Sale of Units		$ 0	451	$ 525			$ 0		$ 525
IDR Exchange	[1]		(384)		(10,079)	10,463		0
Conversion of Class B units to common units	[1]				1,308	(1,308)		0
Other comprehensive income			0		0	0		0		0
Cash distributions			(1,332)		(70,704)	(350)		0		(72,386)
Ending balance at Dec. 31, 2021			10,492		568,762	9,453		0		588,707
Net income										6,900
Conversion of preferred units to common units										(4,856)
Cash distributions										(7,000)
Convertible preferred units, ending balance at Dec. 31, 2021										84,308
Net income (loss)			951		50,297	619		0		51,867
Conversion of Class B units to common units					5,238	(5,238)		0
Other comprehensive income								0		0
Cash distributions			(1,332)		(70,375)	(963)		0		(72,670)
Ending balance at Dec. 31, 2022			$ 10,111		$ 553,922	$ 3,871		$ 0		567,904
Net income										6,800
Cash distributions										(6,800)
Convertible preferred units, ending balance at Dec. 31, 2022										$ 84,308

[1]	On September 7, 2021, the Partnership entered into an exchange agreement with Knutsen NYK and the Partnership’s general partner whereby Knutsen NYK contributed to the Partnership all of Knutsen NYK’s IDRs, in exchange for the issuance by the Partnership to Knutsen NYK of 673,080 common units and 673,080 Class B Units, whereupon the IDRs were cancelled. As of December 31, 2021, 84,135 of the Class B Units had been converted to common units. As of December 31, 2022, an additional 336,540 of the Class B Units had been converted to common units.